Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0001285785
Registrant Name	MOSAIC CO
Registration File Number	333-291349
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES